Long-Term Debt	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Long-Term Debt
15.	LONG-TERM DEBT

Long-term debt consisted of the following:

	December 31,	December 31,
	2021	2020
Funding program loans from European Investment Bank ("EIB"):
0.73% due 2021, floating interest rate at Libor + 0.525%	—	30
0.75% due 2021, floating interest rate at Libor + 0.572%	—	29
0.06% due 2028, floating interest rate at Euribor + 0.589%	202	250
0.05% due 2029, floating interest rate at Euribor + 0.564%	222	270
0.06% due 2031, floating interest rate at Euribor + 0.583%	379	—
0.15% due 2031, floating interest rate at Euribor + 0.660%	187	—
Credit Facility from Cassa Depositi e Prestiti SpA ("CDP")
0.15% due 2027, floating interest rate at Euribor + 0.690%	156	—
Dual tranche senior unsecured convertible bonds
0.25% due 2024 (Tranche B)	—	674
Zero-coupon, due 2025 (Tranche A)	713	703
Zero-coupon, due 2027 (Tranche B)	674	661
Other funding program loans:
0.37% (weighted average), due 2021-2028, fixed interest rate	6	4
Total long-term debt	2,539	2,621
Less current portion	(143)	(795)
Total long-term debt, less current portion	2,396	1,826

Long-term debt is denominated in the following currencies:

	December 31, 2021	December 31, 2020
U.S. dollar	1,387	2,097
Euro	1,152	524
Total	2,539	2,621

On July 3, 2017, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2022 and 2024, respectively.  Tranche A bonds were issued at 101.265% as zero-coupon bonds, while Tranche B bonds were issued at par and bear a 0.25% per annum nominal interest, payable semi-annually.  The conversion price at issuance was $20.54, equivalent to a 37.5% premium on both tranches, which corresponds to 9,737 equivalent shares per each $200,000 bond par value.  The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement.  The net proceeds from the bond offering were $1,502 million, after deducting issuance costs payable by the Company.  Proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement.  The fair value of the liability component at initial recognition totaled $1,266 million before allocation of issuance costs and was estimated by calculating the present value of cash flows using a discount rate of 2.70% and 3.28% (including 0.25% per annum nominal interest), respectively, on each tranche, which were determined to be consistent with the market rates at the time for similar instruments with no conversion rights.  An amount of $242 million, net of allocated issuance costs of $1 million, was recorded in equity as the value of the conversion features of the instruments.

The call option available to the Company for the early redemption of Tranche A was exercised in July 2020.  As a consequence, bondholders exercised their conversion rights on Tranche A.  As the Company elected to net share settle the bonds, each conversion exercised by the bondholders followed the process defined in the original terms and conditions of the senior unsecured convertible bonds, which determined the actual number of shares to be transferred upon each conversion.  The Company settled the bonds upon conversion, by redeeming through cash the $750 million principal amount, and by settling the residual consideration through the delivery of 11.4 million treasury shares.  The Company allocated the total consideration transferred between debt and equity by measuring at fair value the liability component of Tranche A prior to settlement, then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement and consisted in calculating the present value of cash flows using an average estimated discount rate of 0.8%, which approximated current market rates for similar bonds with no conversion rights.  The fair value of the liability component as measured prior to extinguishment was $739 million for Tranche A, which generated a loss amounting to $25 million reported on the line “Loss on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2020.

The call option available to the Company for the early redemption of Tranche B was exercised in July 2021. As a consequence, bondholders exercised their conversion rights on the full Tranche B.  Each conversion exercised by the bondholders followed the process defined in the original terms and conditions of the convertible bonds, which determined the actual consideration to be transferred to bondholders upon each conversion.  Out of the 3,750 bonds composing Tranche B, the Company elected to settle 1,238 bonds on a net-share basis for a total consideration of $479 million, through the payment of the $248 million nominal value in cash and the delivery of approximately 5.8 million treasury shares.  The remaining 2,512 bonds were settled on a full cash basis for a total consideration of $1,015 million.  The Company allocated the total consideration transferred between debt and equity by measuring at fair value the liability component of Tranche B prior to settlement, then determining the equity component as a residual amount. The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement and consisted in calculating the present value of cash flows using an average estimated discount rate of 1.1%, which approximated current market rates for similar bonds that have no conversion rights.  The fair value of the liability component as measured prior to extinguishment was $689 million for the full Tranche B, which generated a loss amounting to $44 million, in addition to $1 million write-off of unamortized debt issuance costs, reported on the line “Loss on financial instruments, net” in the consolidated statement of income for the year ended December 31, 2021.

On August 4, 2020, the Company issued a $1.5 billion principal amount of dual tranche senior unsecured convertible bonds (Tranche A and Tranche B for $750 million each tranche), due 2025 and 2027, respectively.  Tranche A bonds were issued at 105.8% as zero-coupon bonds while Tranche B bonds were issued at 104.5% as zero-coupon bonds.  The conversion price at issuance was $43.62 for Tranche A equivalent to a 47.5% conversion premium and $45.10 for Tranche B, equivalent to a 52.5% conversion premium.  These conversion features correspond to an equivalent of 4,585 shares per each Tranche A bond $200,000 par value and an equivalent of 4,435 shares per each Tranche B bond $200,000 par value.  The bonds are convertible by the bondholders or are callable by the issuer upon certain conditions, on a net-share settlement basis, except if the issuer elects a full-cash or full-share conversion as an alternative settlement.  The net proceeds from the bond offering were $1,567 million, after deducting issuance costs paid by the Company.  Proceeds were allocated between debt and equity by measuring first the liability component and then determining the equity component as a residual amount.  The liability component was measured at fair value based on a discount rate adjustment technique (income approach), which corresponded to a Level 3 fair value hierarchy measurement.  The fair value of the liability component at initial recognition totaled $1,362 million before allocation of issuance costs and deferred tax effect and was estimated by calculating the present value of cash flows using a discount rate of 1.30% and 1.85%, respectively, on each tranche, which were determined to be consistent with the market rates at the time for similar instruments with no conversion rights.  An amount of $215 million, before allocation of $1 million issuance costs and $30 million deferred tax effect, was recorded in equity as the value of the conversion features of the instruments.

Unamortized debt discount and issuance costs on the issued convertible debt totaled $113 million as at December 31, 2021.  As at December 31, 2021, the Company stock price exceeded the conversion price of both Tranches.

Aggregate future maturities of total long-term debt (including current portion) at principal amount are as follows:

December 31,
2021
2022	143
2023	143
2024	143
2025	893
2026	142
Thereafter	1,188
Total	2,652

The difference between the total aggregated future maturities in the preceding table and the total carrying amount of long-term debt is due to unamortized debt discount and issuance costs on the dual tranche senior unsecured convertible bonds.

Credit facilities

The Company’s long-term debt contained standard conditions but does not impose minimum financial ratios.  The Company had unutilized committed medium-term credit facilities with core relationship banks totalling $910 million as at December 31, 2021.

The EIB Loans were comprised of two long-term amortizing credit facilities as part of R&D funding programs.   The first one, signed in August 2017, is a €500 million loan in relation to R&D and capital expenditures in the European Union for the years 2017 and 2018.  The entire amount was fully drawn in Euros corresponding to $424 million outstanding as at December 31, 2021. The second one, signed in 2020, is a €500 million credit facility agreement with EIB to support R&D and capital expenditure programs in Italy and France.  It was fully drawn in 2021, representing $566 million outstanding as at December 31, 2021.

In June 2021, the Company signed a new Facility Agreement with CDP for an amount of €150 million, fully drawn in Euros, of which $156 million was outstanding as at December 31, 2021.